Note 16 - Plant Restructuring - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Balance	$ 226
Charge to expense	7,046	11,657
Cash payments/write offs	(7,070)	(11,431)
Balance	202	226
Employee Severance [Member]
Balance	225
Charge to expense	1,229	1,508
Cash payments/write offs	(1,252)	(1,283)
Balance	202	225
Other Restructuring [Member]
Balance	1
Charge to expense	5,817	10,149
Cash payments/write offs	(5,818)	(10,148)
Balance		$ 1